Expense Example, No Redemption - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Capital Development Fund - Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Capital Development Fund - Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,758
Fidelity Advisor Capital Development Fund - Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Fidelity Advisor Capital Development Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847